Note 28 - Non Controlling Interest	6 Months Ended
Jun. 30, 2018
Non Controlling interests
Non Controlling Interest Explanatory

Non-controlling interest

The breakdown by groups of consolidated entities of the balance under the heading “Non-controlling interest” of total equity in the accompanying consolidated balance sheets is as follows:

Non-Controlling Interests (Millions of euros)
	June 2018	December 2017
BBVA Colombia Group	66	65
BBVA Chile Group	400	399
BBVA Banco Continental Group	1,054	1,059
BBVA Banco Provincial Group	59	78
BBVA Banco Francés Group	341	420
Garanti Group	4,363	4,903
Other entities	53	55
Total	6,336	6,979

These amounts are broken down by groups of consolidated entities under the heading “Profit-Attributable to non-controlling interests (non-controlling interest)” in the accompanying consolidated income statements:

Profit attributable to Non-Controlling Interests (Millions of euros)
	Notes	June 2018	June 2017
BBVA Colombia Group		5	3
BBVA Chile Group		26	25
BBVA Banco Continental Group		99	98
BBVA Banco Provincial Group		-	(2)
BBVA Banco Francés Group		66	46
Garanti Group		383	436
Other entities		2	1
Total	48.1	581	607